11. BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2017
Biological Assets
BIOLOGICAL ASSETS

11.         BIOLOGICAL ASSETS

The balance of biological assets is segregated in current and non-current assets are presented below:

	12.31.17	12.31.16

Live animals	1,510.5	1,644.9
Total current	1,510.5	1,644.9

Live animals	639.8	647.3
Forests	263.9	270.0
Total non-current	903.7	917.3
	2,414.2	2,562.3

The rollforward of biological assets for the year is presented below:

	Current						Non-current
	Live animals				Total		Live animals				Forests		Total
	Poultry		Pork				Poultry		Pork
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	770.8	595.5	874.3	734.4	1,644.9	1,329.9	349.0	294.9	298.3	236.0	270.0	230.2	917.3	761.0
Additions/Transfer	547.9	246.4	1,692.0	1,686.0	2,240.0	1,932.4	84.3	45.0	203.8	191.2	35.3	37.5	323.4	273.7
Business combination (2)	103.0	-	-	17.9	103.0	17.9	-	24.0	-	5.8	-	-	-	29.7
Fair value variation (1)	1,290.4	1,664.7	88.7	112.9	1,379.1	1,777.6	(31.0)	66.6	(113.4)	(63.0)	7.4	42.4	(137.0)	46.0
Harvest	-	-	-	-	-	-	-	-	-	-	(41.2)	(31.0)	(41.2)	(31.0)
Write-off	-	-	-	-	-	-	(8.4)	-	(0.2)	-	(3.7)	(8.8)	(12.3)	(8.8)
Transfer between current and non-current	69.9	72.3	78.7	70.7	148.6	143.0	(69.9)	(72.3)	(72.5)	(70.7)	-	-	(142.4)	(143.0)
Transfer of the held for sale	-	-	-	-	-	-	-	(4.1)	-	-	(3.9)	(0.3)	(3.9)	(4.4)
Transfer to inventories	(2,076.2)	(1,804.8)	(1,921.2)	(1,745.1)	(3,997.3)	(3,550.0)	-	-	-	-	-	-	-	-
Exchange variation	(5.9)	(3.3)	(1.9)	(2.6)	(7.8)	(5.9)	1.8	(5.1)	(2.1)	(1.0)	-	-	(0.3)	(5.9)
Ending balance	699.9	770.8	810.6	874.3	1,510.5	1,644.9	325.8	349.0	313.9	298.3	263.9	270.0	903.6	917.3

(1)  The fair value variation of biological assets includes depreciation of breeding stock in the amount of R$758,7 (R$680,9 as of December 31, 2016).

(2)  Balance arising from the business combination with Banvit (note 6.1.3).

The acquisitions of biological assets for production (non-current) occur when there is an expectation that the production plan cannot be met with its own animals and, usually, these acquisitions refer to immature animals in the beginning of the life cycle.

The living animals comprises poultry and pork and are segregated into consumable and for production.

The animals classified as consumables are those intended for slaughtering to produce in-natura meat or processed products. Until they reach the adequate weight for slaughtering, they are classified as immature. The slaughtering and production process occurs sequentially and in a very short period of time, so that only live animals ready for slaughtering are classified as mature.

The animals classified as for production (breeding stock) are those that have the function of producing other biological assets. Until they reach the age of reproduction they are classified as immature and when they are able to initiate the reproductive cycle, they are classified as mature.

The Company determined that the cost approach is the most appropriate methodology in order to obtain the fair value of its live animals, as required by IFRS 13. This is mainly due to the short life period of the animal, and the price that would be received in a sale in an active market that represent the amount near to the cost to produce an animal in the same level of maturity.

For the breeding stock the production cost is reduced throughout its life considering its normal devaluation.

The Company determined that income approach is the most appropriate methodology in order to obtain the fair value of its forests, as the asset value is correlated to the present value of the future cash flows generated by the biological asset.

The quantities and balances per live animals assets are presented below:

	12.31.17		12.31.16
	Quantity (thousand of heads)	Value	Quantity (thousand of heads)	Value
Consumable biological assets
Immature poultry	199,337	699.9	202,454	770.7
Immature pork	3,987	810.6	3,788	874.2
Total current	203,324	1,510.5	206,242	1,644.9

Production biological assets
Immature poultry	6,693	117.2	6,735	119.9
Mature poultry	11,113	208.6	11,670	229.2
Immature pork	229	67.8	195	58.9
Mature pork	445	246.2	427	239.4
Total non-current	18,480	639.8	19,027	647.3
	221,804	2,150.3	225,269	2,292.3

The Company has areas planted with forests in the amount of 29,930 hectares (31,095 hectares on December 31, 2016), concentrated in the South, Southeast and Midwest regions.

The Company has forests as collateral for loan and tax/civil contingencies in the amount of R$56.1 (R$66.5 on December 31, 2016).

11.1.     Table of sensitivity analysis

The live animals and forests fair value is determined using non-observable information and the best practices and data available at the moment the appraisal is done, being classified as level 3 in the fair value hierarchy, as required by IFRS 13.

Impact on fair value measurement
The estimated fair value can be change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate

Live animals	Cost approach	Animal feed cost (corn, soybean meal)	Increase in animal feed cost	Decrease in animal feed cost
		Labor cost (outgrowers)	Increase in labor cost	Decrease in labor cost